Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2023
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 6:- TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Mr. Oz Adler, the Company’s Chief Executive Officer and Chief Financial Officer, is the chairman of the board of directors of Jeffs’ Brands Ltd. (“Jeffs’ Brands”) (see Note 11).
b.

On March 7, 2022, the Company entered into the Cooperation Agreement with Clearmind Medicine Inc. (“Clearmind”), a company in which Dr. Adi Zuloff-Shani, the Company’s Chief Technologies Officer, Mr. Weiss, the Company’s President, and Mr. Adler, the Company’s Chief Executive Officer and Chief Financial Officer, serve as officers and directors.

During the year ended December 31, 2022, the Company recognized expenses in respect of the Cooperation Agreement with Clearmind in the amount of $208, and the balance owed to Clearmind as of December 31, 2022, was $55.

On November 17, 2022, the Company invested $1,500 thousand in Clearmind in connection with its initial public offering on the Nasdaq Capital Market, in exchange for 230,769 common shares of Clearmind, representing 9.33% of the outstanding share capital of Clearmind.

c.	Mr. Amitai Weiss, our chairman of the board of directors, is the chairman of the board of directors of AutoMax (see Note 5).